UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:  BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 133.0%
Corporate — 4.1%
County of Monroe EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$14,500	$18,920,035
County/City/Special District/School District — 21.5%
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.38%, 5/01/27	1,600	1,725,872
4.50%, 5/01/29	1,505	1,613,992
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/35	2,965	3,339,776
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	3,090	3,266,810
5.00%, 4/01/26	3,250	3,437,395
5.00%, 4/01/27	1,000	1,052,990
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/16 (a)	1,100	1,126,312
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	5,185	5,777,386
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	1,200	1,391,316
5.50%, 5/01/41	2,185	2,529,072
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	1,000	1,019,870
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	5,300	5,911,302
Dearborn School District, GO, Series A (Q-SBLF):
5.00%, 5/01/32	1,500	1,707,450
5.00%, 5/01/33	1,600	1,812,784
5.00%, 5/01/34	1,200	1,354,152
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 5/01/33	1,500	1,701,315
5.00%, 5/01/34	1,500	1,701,315
5.00%, 5/01/35	1,000	1,132,470

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	$4,950	$5,273,086
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	1,000	1,161,360
5.50%, 5/01/36	2,000	2,318,860
5.50%, 5/01/41	2,575	2,980,485
Grandville Public Schools, GO, School Building & Site, Series II (Q-SBLF), 5.00%, 5/01/40	3,250	3,564,080
Harper Creek Community School District Michigan, GO, Refunding (AGM) (Q-SBLF), 5.00%, 5/01/22	2,125	2,127,593
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,750	7,669,215
Jonesville Community Schools Michigan, GO, Refunding (NPFGC) (Q-SBLF), 5.00%, 5/01/29	1,085	1,085,152
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC) (Q-SBLF), 4.63%, 5/01/28	4,425	4,502,039
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	5,000	5,501,550
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 5/01/39	3,375	3,755,295
Montrose Community Schools, GO (NPFGC) (Q-SBLF), 6.20%, 5/01/17	415	433,858
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/17 (a)	3,000	3,201,900
Troy School District, GO (Q-SBLF), 5.00%, 5/01/28	2,000	2,328,060
Walled Lake Consolidated School District, GO (Q-SBLF):
5.00%, 5/01/37	2,850	3,188,323
5.00%, 5/01/40	2,630	2,918,774
5.00%, 5/01/43	1,530	1,692,364

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 5/01/33	$1,000	$1,117,800
5.00%, 5/01/34	1,000	1,114,380
5.00%, 5/01/35	1,000	1,110,130

		98,645,883
Education — 20.7%
Ciy of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	857,865
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/24	1,595	1,742,490
4.50%, 10/01/25	1,405	1,534,920
Grand Valley State University, RB (NPFGC), 5.50%, 2/01/18	1,115	1,163,224
Michigan Finance Authority, Refunding RB, Series 25 A, AMT, Student Loan Revenue:
4.00%, 11/01/28	8,750	8,845,637
4.00%, 11/01/29	5,900	5,938,586
4.00%, 11/01/30	2,850	2,851,454
4.00%, 11/01/31	3,150	3,143,952
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	5,000	5,612,450
Series C, 5.00%, 2/15/40	8,470	9,445,659
Series C, 5.00%, 2/15/44	1,000	1,115,190
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	1,964,628
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	840	948,310
Oakland University, RB, General:
5.00%, 3/01/32	400	438,816
Series A, 5.00%, 3/01/38	6,515	7,173,145
Series A, 5.00%, 3/01/43	16,845	18,466,500
University of Michigan, RB, Series A, 5.00%, 4/01/39	3,425	3,893,026
Wayne State University, RB, Series A, 5.00%, 11/15/40	3,000	3,326,310
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	3,860,955
5.25%, 11/15/43	8,475	9,576,326

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (continued):
(AGM), 5.25%, 11/15/33	$1,000	$1,134,460
(AGM), 5.00%, 11/15/39	1,750	1,927,433

		94,961,336
Health — 34.8%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	4,230	4,569,288
5.00%, 7/01/47	2,200	2,371,424
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	7,500	8,072,700
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,486,850
Michigan Finance Authority, RB, Sparrow Obligated Group:
5.00%, 11/15/36	2,500	2,696,600
5.00%, 11/15/45	3,750	4,113,563
Michigan Finance Authority, Refunding RB:
5.00%, 6/01/39	1,500	1,637,670
Hospital, McLaren Health Care, 5.00%, 5/15/32	1,000	1,125,090
Hospital, McLaren Health Care, 5.00%, 5/15/33	2,000	2,240,280
Hospital, McLaren Health Care, 5.00%, 5/15/34	5,000	5,590,950
Hospital, McLaren Health Care, 5.00%, 5/15/34	1,500	1,677,285
Hospital, McLaren Health Care, 5.00%, 5/15/35	4,945	5,508,235
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,500	1,646,835
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,573,000
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	7,164,885
Trinity Health Credit Group, 5.00%, 12/01/39	5,000	5,470,850
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,775,860

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan State Hospital Finance Authority, RB (continued):
MidMichigan Obligated Group, Series A, 5.00%, 4/15/16 (a)	$1,000	$1,021,600
MidMichigan Obligated Group, Series A, 5.00%, 4/15/16 (a)	3,550	3,626,680
Trinity Health Credit, Series A, 5.00%, 12/01/16 (a)	855	897,382
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,595,600
Henry Ford Health System, 5.75%, 11/15/39	3,165	3,591,959
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,398,440
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	5,730	6,162,271
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	3,970	4,269,497
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	1,000	1,075,440
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17 (a)	3,330	3,626,170
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,365	1,440,880
McLaren Health Care, Series A, 5.75%, 5/15/18 (a)	6,000	6,746,700
McLaren Health Care, Series A, 5.00%, 6/01/35	2,250	2,477,498
Trinity Health Credit Group, 6.50%, 12/01/18 (a)	1,895	2,218,079
Trinity Health Credit Group, 6.50%, 12/01/33	505	576,599
Trinity Health Credit Group, Series A, 6.13%, 12/01/18 (a)	940	1,089,554
Trinity Health Credit Group, Series A, 6.25%, 12/01/18 (a)	1,500	1,744,350
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,463,982
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	25,505	27,787,187
Series V, 8.25%, 9/01/18 (a)	2,000	2,409,820

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital(continued):
Series W, 6.00%, 8/01/19 (a)	$1,500	$1,771,065

		159,712,118
Housing — 6.9%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	2,000	2,039,720
Series A, 4.75%, 12/01/25	6,840	7,342,261
Series A, 4.45%, 10/01/34	1,000	1,028,610
Series A, 4.63%, 10/01/39	3,490	3,590,338
Series A, 4.30%, 10/01/40	3,320	3,346,859
Series A, 4.75%, 10/01/44	5,000	5,147,850
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,485	3,513,542
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	5,460	5,884,406

		31,893,586
State — 15.1%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	5,920,452
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 4/01/31	1,000	1,077,880
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,365,730
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	7,962,430
State of Michigan, COP (AMBAC), 0.00%, 6/01/22 (b)(c)	3,000	2,663,910
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,202,752
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (a)	3,780	4,372,591
Series I, 6.25%, 10/15/38	2,470	2,804,957
Series I (AGC), 5.25%, 10/15/24	6,000	6,836,280

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program (continued):
Series I (AGC), 5.25%, 10/15/25	$3,500	$3,976,910
Series I (AGC), 5.25%, 10/15/26	1,000	1,133,270
Series I-A, 5.50%, 10/15/45	2,000	2,232,780
Series II (AGM), 5.00%, 10/15/26	7,500	8,428,125
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,466,950
5.00%, 11/15/36	5,345	6,067,590

		69,512,607
Transportation — 14.4%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	8,500	9,188,755
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.25%, 12/01/25	10,000	10,042,300
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/34	7,985	8,017,100
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,565,609
Series D, 5.00%, 12/01/45	5,000	5,424,450
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,490,120
(AGC), 5.75%, 12/01/26	4,060	4,557,472
(AGC), 5.38%, 12/01/32	13,000	14,339,650
Series F, 5.00%, 12/01/34	8,000	8,665,280

		66,290,736
Utilities — 15.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,655	2,874,914
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	2,340	2,347,769

Municipal Bonds	Par (000)	Value
Michigan (continued)
Utilities (continued)
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	$16,745	$16,998,184
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,726,860
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 7/01/39	10,000	11,305,500
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	3,180	3,698,181
5.00%, 7/01/31	6,830	7,782,034
5.00%, 7/01/37	3,335	3,737,401
5.50%, 7/01/41	5,000	5,887,950
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	544,450
5.63%, 10/01/40	1,500	1,675,845
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3:
5.00%, 7/01/31	1,000	1,116,830
5.00%, 7/01/32	5,250	5,825,977
5.00%, 7/01/33	3,000	3,329,130
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/27	2,000	2,311,200

		71,162,225
Total Municipal Bonds in Michigan		611,098,526

Guam — 3.0%
State — 3.0%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.25%, 1/01/36	810	887,533
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	8,240	8,891,372
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/32	1,495	1,634,872
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	70	75,376

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Guam (continued)
State (continued)
Territory of Guam, RB (continued):
Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	$2,250	$2,486,430
Total Municipal Bonds in Guam		13,975,583

U.S. Virgin Islands — 2.1%
State — 2.1%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	8,935	9,489,238
Total Municipal Bonds — 138.1%		634,563,347

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Michigan — 17.6%
County/City/Special District/School District — 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/17 (a)	10,925	11,660,227
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	7,500	8,070,825

		19,731,052
Education — 12.0%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	10,000	11,291,000
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	10,000	10,823,400
Wayne State Univeristy, RB, General, Series A, 5.00%, 11/15/40	10,000	11,087,700

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Michigan (continued)
Education (continued)
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	$20,000	$21,883,568

		55,085,668
Health — 1.3%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	207,892
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,707,900

		5,915,792
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.6%		80,732,512
Total Long-Term Investments (Cost — $667,728,650) — 155.7%		715,295,859

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	7,153,514	7,153,514
Total Short-Term Securities (Cost — $7,153,514) — 1.5%		7,153,514
Total Investments (Cost — $674,882,164*) — 157.2%		722,449,373
Other Assets Less Liabilities — 1.9%		8,614,933
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.6)%		(39,564,867)
VRDP Shares, at Liquidation Value — (50.5)%		(231,900,000)

Net Assets Applicable to Common Shares — 100.0%		$459,599,439

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$635,392,369

Gross unrealized appreciation	$47,862,426
Gross unrealized depreciation	(360,420)

Net unrealized appreciation	$47,502,006

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,873,459	5,280,055	7,153,514	$340

(f)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(27)	5-Year U.S. Treasury Note	December 2015	$3,233,883	$37,733
(46)	10-Year U.S. Treasury Note	December 2015	$5,873,625	83,678
(19)	Long U.S. Treasury Bond	December 2015	$2,972,312	62,518
(3)	U.S. Ultra Bond	December 2015	$479,250	10,215
Total				$194,144

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$715,295,859	—	$715,295,859
Short-TermSecurities	$7,153,514	—	—	7,153,514

Total	$7,153,514	$715,295,859	—	$722,449,373

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$194,144	—	—	$194,144
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$375,950	—	—	$375,950
Liabilities:
Bank overdraft	—	$(391,755)	—	(391,755)
TOB Trust Certificates	—	(39,554,998)	—	(39,554,998)
VRDP Shares	—	(231,900,000)	—	(231,900,000)

Total	$375,950	$(271,846,753)	—	$(271,470,803)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date:	December 22, 2015